Impact of the COVID-19	12 Months Ended
Dec. 31, 2021
Impact of the COVID-19
Impact of the COVID-19

24. Impact of the COVID-19

In early 2020, in response to intensifying efforts to contain the spread of COVID-19, the PRC government has implemented a series of strict measures, including travel restrictions, quarantines, and a temporary shutdown of businesses which reduced the capacity and efficiency of the Group’s operations and negatively affected the Group’s results of operations and financial conditions in the first quarter of 2020. The Group have gradually resumed normal operations in the second half of 2020 as the spread of COVID-19 was substantially controlled in China and the number of new cases in China remained relatively low since then to the end of 2020. During the year ended December 31, 2021, macroeconomy was gradually recovering in China and business activities largely resumed. However, the extent to which the COVID-19 impacts the Group is still uncertain and depends on a number of factors, including the duration and severity of COVID-19, the effectiveness of the mass vaccination program and other actions taken to contain its spread. If the situation materially deteriorates in the PRC, the Group’s business, results of operations and financial condition could be materially and adversely affected. The Group will regularly assess and adopt measures to offset any challenges created by the ongoing pandemic.